Interest, advances, promissory notes payable and loan payable (Details 7) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Advances Promissory Notes Payable And Loan Payable
● lines of credit payable, as shown in note 5;	$ 1,644,027	$ 1,596,667	$ 1,402,187
● promissory notes (notes 4(a), 4(b) and 4(c));	531,418	542,834	527,336
● borrowing costs on loan payable to KWC (notes 4(d) and 8);	150,010	72,834
● accrued interest on loan payable to KWC (notes 4(d) and 8);	111,676
● accreted interest on loan payable to KWC (notes 4(d) and 8);	48,020	23,315
● calculation of imputed interest on promissory notes payable, which had no stated interest rate;	34,431	104,494	112,339
● other items;	1,961	5,351	1,346
● grant of options as consideration for receiving an increase to the borrowing limit on the line of credit between the Company and the VP of the Company (notes 7 and 8); and		4,004,906
● modification of options held by the CEO and the VP of the Company that were granted in connection with financing provided to the Company (notes 7 and 8)			3,425,120
Total interest expenses	$ 2,521,543	$ 6,350,401	$ 5,468,328